Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Non-current liabilities [abstract]
Summary of Other Long-term Liabilities

	Provision for litigations	Provision for return condition	Dismantling provision	Provision for maintenance	Other long-term liabilities	Total
Balance at January 1, 2025	$7,697	$184,406	$22,169	$4,479	$3,163	$221,914
Increases	87	—	—	2,863	43	2,993
Used	(13,732)	—	—	(4,292)	(20)	(18,044)
Remeasurement	—	14,450	(763)	—	—	13,687
Reclassification	(50)	—	—	—	50	—
Effect of movements in exchange rates	6,662	—	—	—	—	6,662
Unwinding of discount and changes in the discount rate	—	17,021	1,154	—	—	18,175
Balance at December 31, 2025	$664	$215,877	$22,560	$3,050	$3,236	$245,387

Current	$—	$—	$—	$3,050	$—	$3,050
Non-current	664	215,877	22,560	—	3,236	242,337
	$664	$215,877	$22,560	$3,050	$3,236	$245,387